WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 106.2%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.132%	9/25/35	$84,123	$65,482	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	3.024%	10/25/35	117,620	98,251	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	5.345%	3/25/36	188,716	53,592	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.735%)	5.580%	8/25/35	3,460,000	2,788,613	(b)(c)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	5.595%	10/25/30	571,354	537,237	(b)(d)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	0.155%	6/25/35	994,548	46,328	(b)
Alternative Loan Trust, 2005-14 3A1	3.151%	5/25/35	95,766	66,104	(b)
Alternative Loan Trust, 2005-36 4A1	3.462%	8/25/35	148,860	130,273	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	5.345%	10/25/35	445,001	279,000	(b)
Alternative Loan Trust, 2006-HY10 1A1	3.221%	5/25/36	133,437	106,814	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	74,658	34,104
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	21,291	20,972
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	9.019%	9/25/37	380,788	361,741	(b)(c)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.360%)	5.205%	6/25/47	743,791	588,994	(b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	2.919%	1/25/36	629,369	412,723	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	5.645%	3/25/47	12,735,445	117,516	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	5.745%	7/25/46	1,736,138	462,316	(b)(d)
Banc of America Funding Corp., 2015-R3 2A2	3.706%	2/27/37	2,664,058	2,325,054	(b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	3.856%	12/20/34	189,595	167,882	(b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	30,914	26,207	(b)
Banc of America Funding Trust, 2006-F 1A1	4.330%	7/20/36	91,731	83,281	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.372%	9/26/45	3,607,535	2,614,728	(b)(c)(d)
Banc of America Funding Trust, 2015-R2 9A2	4.734%	3/27/36	3,267,810	2,745,412	(b)(c)(d)
Banc of America Funding Trust, 2015-R4 4A3	7.558%	1/27/30	15,077,454	5,245,808	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	5.645%	3/25/37	1,404,781	1,347,418	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	5.745%	3/25/37	$1,710,265	$1,725,441	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	5.995%	3/25/37	774,859	762,335	(b)(d)
BCAP LLC Trust, 2011-RR2 1A4	3.442%	7/26/36	2,421,654	1,101,251	(b)(c)(d)
Bear Stearns ALT-A Trust, 2005-9 25A1	3.700%	11/25/35	171,289	122,691	(b)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	3.248%	9/25/34	24,147	23,343	(b)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	7.745%	4/25/28	205,925	207,046	(b)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/1/36	123,629	39,090
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	0.655%	6/25/35	5,573,566	665,532	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	4.975%	4/25/47	51,020	49,685	(b)(d)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	5.485%	3/25/35	41,488	36,596	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	3.297%	4/25/35	208,669	153,480	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	5.445%	3/25/35	37,184	25,530	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR +19.525%)	6.200%	10/25/35	9,713	7,316	(b)
CHL Mortgage Pass-Through Trust, 2005- HY10 1A1	3.902%	2/20/36	16,423	12,917	(b)
CHL Mortgage Pass-Through Trust, 2005- HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	5.512%	2/20/36	72,403	60,373	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.984%	9/25/37	2,644,872	1,539,209	(b)(c)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	2.837%	7/25/36	174,908	104,223	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,392,704	2,360,238	(c)(d)
Citigroup Mortgage Loan Trust Inc., 2004- HYB3 1A	3.539%	9/25/34	26,732	23,288	(b)
Citigroup Mortgage Loan Trust Inc., 2004- UST1 A2	5.861%	8/25/34	6,096	5,564	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.167%	8/25/35	77,183	59,363	(b)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	5.505%	7/25/36	$150,495	$146,437	(b)(d)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. USD LIBOR + 1.100%)	5.945%	5/25/47	269,273	204,506	(b)(d)
Credit-Based Asset Servicing &
Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	5.285%	9/25/36	3,492,965	215,805	(b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	184,706	106,630
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	6.200%	7/27/36	167,042	214,983	(b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	4.897%	10/27/36	2,915,509	2,175,733	(b)(c)(d)
CSMC Trust, 2015-2R 7A2	4.107%	8/27/36	3,247,648	2,442,464	(b)(c)(d)
CSMC Trust, 2017-RPL1 B1	2.952%	7/25/57	3,052,442	1,980,095	(b)(c)(d)
CSMC Trust, 2017-RPL1 B2	2.952%	7/25/57	3,501,991	2,338,903	(b)(c)(d)
CSMC Trust, 2017-RPL1 B3	2.952%	7/25/57	2,977,486	1,769,733	(b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.952%	7/25/57	3,041,015	594,704	(b)(c)(d)
CSMC Trust, 2021-NQM6 B2	4.140%	7/25/66	1,370,000	773,886	(b)(c)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	4.964%	2/15/34	23,536	22,215	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	12,425	6,741	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	4.313%	4/15/36	91,452	8,427	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	6.404%	4/15/36	87,223	12,428	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	3.149%	4/15/36	51,261	8,076	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	3.416%	4/15/36	184,133	25,961	(b)(d)
Ellington Financial Mortgage Trust, 2020-1 B2	5.105%	5/25/65	1,550,000	1,373,873	(b)(c)(d)
FARM Mortgage Trust, 2021-1 B	3.237%	7/25/51	1,222,815	834,668	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	9.945%	6/25/50	1,155,748	1,226,218	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	9.360%	10/25/50	$1,000,000	$1,055,106	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	10.060%	1/25/34	1,200,000	1,000,673	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	12.060%	10/25/41	1,640,000	1,527,954	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,054,316	1,848,593	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.951%	9/25/55	21,820,402	2,610,383	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	141,101,100	614,072	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,085,392	1,832,615	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.054%	8/25/56	18,562,839	2,050,672	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	362,094,666	1,457,431	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	2.644%	11/25/57	3,436,089	1,076,899	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	1.440%	8/25/57	3,324,502	1,154,237	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	593,937	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	4.455%	8/25/59	4,053,885	1,341,941	(b)(c)(d)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	$1,500,000	$1,306,720	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	5.599%	3/25/61	1,694,313	848,340	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-2 M	5.000%	4/25/62	1,337,000	1,066,773	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	15.345%	10/25/28	493,609	528,025	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	16.095%	12/25/28	1,025,227	1,121,736	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	13.445%	3/25/29	1,571,774	1,595,783	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	16.095%	10/25/29	1,765,304	1,889,709	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.117%	9/25/47	747,410	460,280	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (1 mo. USD LIBOR + 7.750%)	12.595%	9/25/48	2,000,000	2,057,878	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	16.595%	5/25/43	5,464,854	6,061,889	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	15.345%	2/25/47	3,530,000	3,865,385	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI2 B	3.834%	5/25/48	1,793,441	1,170,008	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.512%	11/25/48	3,694,180	2,083,141	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA3 B1 (1 mo. USD LIBOR + 3.250%)	8.095%	7/25/49	$1,750,000	$1,773,250	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR1 B2 (1 mo. USD LIBOR + 8.350%)	13.195%	1/25/48	715,000	748,201	(b)(d)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	12/25/42	1,136,642	118,772	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	16.595%	8/25/28	1,860,748	2,082,905	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	17.095%	9/25/28	2,334,604	2,619,967	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	16.595%	10/25/28	1,929,844	2,149,665	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	15.095%	1/25/29	2,609,175	2,808,941	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	14.095%	4/25/29	3,507,955	3,683,958	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	8.095%	1/25/40	1,500,000	1,458,592	(b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	4.033%	8/25/35	215,153	181,815	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	66,749	24,546
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	37,801	38,511	(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	266,911	234,246	(d)
HarborView Mortgage Loan Trust, 2006-2 1A	4.525%	2/25/36	13,653	4,367	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	5.345%	5/25/36	3,500,000	3,247,014	(b)(c)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	3.978%	1/25/37	65,273	47,670	(b)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	5.565%	10/25/34	102,692	94,962	(b)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)

IndyMac INDA Mortgage Loan Trust, 2005- AR2 1A1	3.386%	1/25/36	$61,689	$46,937	(b)
IndyMac INDX Mortgage Loan Trust, 2004- AR13 1A1	3.169%	1/25/35	25,176	23,832	(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.501%	9/25/35	37,697	30,339	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR7 5A1	3.316%	5/25/36	113,250	89,711	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR9 3A3	3.164%	6/25/36	220,413	169,179	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR11 1A1	3.323%	6/25/36	284,314	224,570	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.854%	3/25/37	184,244	162,438	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	610,143	337,279
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	32,071	32,260
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	9,819	9,789
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	5.345%	8/25/37	1,900,929	676,983	(b)(c)
Legacy Mortgage Asset Trust, 2021-GS3 A2	3.250%	7/25/61	1,640,000	1,440,581	(c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	0.555%	7/25/36	3,997,573	404,837	(b)(c)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	0.505%	11/25/36	3,366,272	401,105	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	5.025%	11/25/36	2,493,155	1,182,907	(b)(c)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	2.305%	11/25/36	4,893,751	602,304	(b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	5.175%	6/25/37	2,576,425	418,182	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.340%)	5.185%	12/25/36	367,787	331,134	(b)
LSTAR Securities Investment Ltd., 2023-1 A1 (SOFR + 3.500%)	8.330%	1/1/28	1,463,684	1,471,002	(b)(d)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	4.062%	10/25/34	8,029	7,542	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	5.055%	4/25/46	106,143	90,263	(b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	43,713	35,494	(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)

Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	3.743%	3/25/36	$372,857	$207,362	(b)
Morgan Stanley Mortgage Loan Trust, 2006- 8AR 1A2 (1 mo. USD LIBOR + 0.140%)	4.985%	6/25/36	192,019	40,910	(b)
Morgan Stanley Mortgage Loan Trust, 2007- 5AX 2A3 (1 mo. USD LIBOR + 0.460%)	5.305%	2/25/37	1,374,768	358,955	(b)
Morgan Stanley Mortgage Loan Trust, 2007- 15AR 4A1	3.434%	11/25/37	270,284	225,332	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	3.503%	12/27/46	777,386	660,991	(b)(d)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	5.910%	11/25/34	23,945	23,865	(b)
New Residential Mortgage Loan Trust, 2017-4A B4	5.289%	5/25/57	2,033,403	1,840,734	(b)(c)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	22,751,599	351,304	(b)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	10.095%	5/25/55	2,132,000	2,092,102	(b)(d)
Nomura Resecuritization Trust, 2015-4R 4A7	3.713%	3/26/37	698,652	666,565	(b)(c)(d)
OBX Trust, 2022-NQM9 A3	6.450%	9/25/62	1,463,135	1,440,603	(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	7.602%	5/27/23	1,590,678	1,557,107	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.945%)	3.691%	11/25/35	1,997,515	1,749,965	(b)(c)
PRKCM Trust, 2023-AFC1 A3	7.304%	2/25/58	1,637,071	1,642,041	(d)
PRKCM Trust, 2023-AFC1 M1	7.635%	2/25/58	1,480,000	1,441,165	(b)(d)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	5.385%	8/25/31	564,753	500,128	(b)
Radnor RE Ltd., 2020-1 M2B (1 mo. USD LIBOR + 2.250%)	7.095%	1/25/30	2,345,000	2,275,369	(b)(d)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	7.260%	12/27/33	1,225,000	1,211,845	(b)(d)
RALI Trust, 2005-QA3 CB4	3.638%	3/25/35	830,180	363,488	(b)
RALI Trust, 2006-QA1 A11	4.840%	1/25/36	254,139	184,487	(b)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.360%)	5.205%	5/25/36	130,685	108,689	(b)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.440%)	5.285%	2/25/46	165,246	33,395	(b)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.260%)	5.105%	2/25/37	2,474	7,499	(b)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 1.350%)	5.271%	4/25/34	$925,330	$772,122	(b)(c)
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	235,038	117,755
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	5.195%	1/25/37	2,682,334	678,112	(b)
Redwood Funding Trust, 2019-1 PT, Step bond (4.468% to 7/29/23 then 4.968%)	4.468%	9/27/24	2,088,171	2,079,505	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	517,867	262,130
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	135,234
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,513,431	701,753	(c)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	5.345%	4/25/36	1,278,952	422,835	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	0.655%	4/25/36	2,650,677	309,194	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	175,335	103,714
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	0.555%	9/25/36	2,013,156	131,455	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	5.345%	6/25/37	966,834	640,058	(b)(c)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	0.655%	6/25/37	966,834	72,335	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.058%	12/25/34	138,962	119,096	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.328%	3/25/35	101,841	83,595	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.283%	4/25/35	37,239	33,816	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	8.595%	9/25/34	297,405	260,243	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.440%)	5.285%	5/25/46	414,251	139,437	(b)
Verus Securitization Trust, 2023-INV1 A3	6.758%	2/25/68	1,470,983	1,470,074	(b)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	4.160%	10/20/35	7,320	6,859	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.795%)	5.640%	1/25/45	$1,349,101	$1,056,561	(b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	5.517%	10/25/35	104,579	94,228	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	0.401%	11/25/35	41,015	37,232	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	5.745%	11/25/35	72,767	62,148	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.980%)	5.825%	10/25/45	85,518	78,233	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.200%)	5.045%	12/25/36	252,048	126,055	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	3.404%	12/25/36	106,847	90,129	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	0.615%	3/25/37	1,174,798	61,051	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $149,308,843)				147,147,937

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 44.2%
BPR Trust, 2021-TY F (1 mo. USD LIBOR + 4.200%)	8.884%	9/15/38	1,000,000	936,337	(b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. USD LIBOR + 5.500%)	10.185%	8/15/38	3,536,000	2,827,904	(b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	7.584%	4/15/34	2,000,000	1,899,773	(b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	8.574%	10/15/38	2,316,788	2,114,704	(b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.933%	2/15/39	1,067,649	983,773	(b)(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	2,720,000	1,259,069	(d)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.350%)	9.034%	7/15/32	1,620,000	1,475,658	(b)(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	12.034%	7/15/32	1,509,000	1,326,071	(b)(d)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	8.795%	11/15/23	$1,750,000	$1,686,952	(b)(d)
CSMC Trust, 2021-ADV G (1 mo. USD LIBOR + 6.250%)	10.935%	7/15/38	2,080,000	1,781,599	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021- MN1 B1 (30 Day Average SOFR + 7.750%)	12.234%	1/25/51	950,000	904,842	(b)(d)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.926%	7/25/31	1,349,364	1,344,481	(b)(d)
FRESB Mortgage Trust, 2018-SB48 B	3.799%	2/25/38	3,322,307	2,699,330	(b)(d)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. USD LIBOR + 4.450%)	9.134%	11/15/32	2,500,000	2,344,027	(b)(d)
GS Mortgage Securities Corp. Trust, 2019- SMP G (1 mo. USD LIBOR + 4.250%)	8.934%	8/15/32	1,500,000	1,381,388	(b)(d)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.596%	8/10/45	1,213,254	303,314	(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	7.434%	5/15/38	1,000,000	952,754	(b)(d)
Hawaii Hotel Trust, 2019-MAUI G (1 mo. USD LIBOR + 3.150%)	7.834%	5/15/38	1,697,000	1,546,800	(b)(d)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	12.055%	7/15/24	2,000,000	1,958,433	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.201%	2/15/51	70,526	62,888	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	13.192%	6/15/35	3,000,000	30	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.500%)	9.184%	12/15/36	988,000	259,350	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 7.000%)	11.684%	12/15/36	1,033,000	184,390	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. USD LIBOR + 4.000%)	8.978%	1/16/37	120,216	106,038	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. USD LIBOR + 7.250%)	11.935%	6/15/26	1,250,000	1,201,187	(b)(d)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	8.891%	8/15/38	1,797,012	1,624,409	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.350%)	9.034%	11/15/36	$2,000,000	$1,935,484	(b)(d)
Med Trust, 2021-MDLN G (1 mo. USD LIBOR + 5.250%)	9.935%	11/15/38	2,093,780	1,920,024	(b)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	44,422	11,381	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	16,536	16,215	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	3,853	3,778	(b)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	5.674%	12/12/49	84,324	41,744	(b)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,048,000	1,482,660	(b)(d)
Multifamily CAS Trust, 2019-1 CE (1 mo. USD LIBOR + 8.750%)	13.595%	10/25/49	2,500,000	2,306,200	(b)(d)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	12.345%	3/25/50	1,500,000	1,383,904	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,900,000	1,560,741	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	950,000	735,153	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.458%)	12.285%	1/15/39	3,500,000	3,144,728	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	10.020%	3/15/35	1,475,020	1,397,596	(b)(d)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	9.955%	3/15/39	2,200,000	2,124,980	(b)(d)
RIAL Issuer Ltd., 2022-FL8 E (1 mo. Term SOFR + 5.500%)	10.243%	1/19/37	1,500,000	1,414,411	(b)(d)
River Haus, 2021 A-2	6.950%	8/15/24	1,500,000	1,499,988	(b)(e)(f)(g)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	12.327%	2/15/39	1,906,181	1,714,857	(b)(d)
Soho Trust, 2021-SOHO D	2.697%	8/10/38	1,500,000	911,917	(b)(d)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	8.185%	11/15/27	1,000,000	40,000	(b)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	9.085%	11/15/27	1,600,000	3,208	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	8.190%	11/11/34	1,012,600	954,508	(b)(d)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	8.962%	11/11/34	$769,576	$719,475	(b)(d)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,000,000	605,728	(b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	2,200,000	1,370,948	(b)(d)
WFRBS Commercial Mortgage Trust, 2014- C19 D	4.234%	3/15/47	825,000	742,960	(d)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $76,116,357)				61,208,089

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 10.4%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.135%	7/1/39	100,000	93,164	(b)
Applebee’s Funding LLC/IHOP Funding LLC, 2023-1A A2	7.824%	3/5/53	1,000,000	1,013,392	(d)(h)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	217,719
BCMSC Trust, 1998-B A	6.530%	10/15/28	187,802	182,421	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	422	421	(b)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,075,806	(b)(d)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	121,324	45	(d)
Hertz Vehicle Financing LLC, 2022-4A D	6.560%	9/25/26	1,700,000	1,603,213	(d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	752,345	474,151	(d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	818,646	522,157	(d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	1,709,610	1,346,851	(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. USD LIBOR + 0.360%)	5.205%	1/26/32	1,710,000	1,236,336	(b)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	5.695%	3/29/38	5,942,187	1,133,627	(b)(d)
Nelnet Student Loan Trust, 2021-DA D	4.380%	4/20/62	1,200,000	969,309	(d)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	1/31/24	2,191,561	66
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	504,384	(d)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	34,000	479,272	(d)
Stonepeak, 2021-1A B	3.821%	2/28/33	1,245,228	1,072,331	(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT / UNITS	VALUE

ASSET-BACKED SECURITIES - (continued)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	$951,145	$810,608	(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	1,572,121	1,306,589	(d)
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	10.812%	6/7/30	400,000	326,418	(b)(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $20,178,671)				14,368,280

			FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 2.0%
FINANCIALS - 2.0%
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
PennyMac Corp., Senior Notes	5.500%	3/15/26	1,550,000	1,352,658
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	1,615,000	1,403,535

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,766,537)				2,756,193

CORPORATE BONDS & NOTES - 0.7%
INDUSTRIALS - 0.7%
Passenger Airlines - 0.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes (Cost - $1,035,207)	5.750%	4/20/29	1,060,000	1,017,919	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $249,405,615)				226,498,418

			SHARES
SHORT-TERM INVESTMENTS - 5.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $6,977,965)	4.756%		6,977,965	6,977,965	(i)(j)

TOTAL INVESTMENTS - 168.5% (Cost - $256,383,580)				233,476,383
Liabilities in Excess of Other Assets - (68.5)%				(94,921,657)

TOTAL NET ASSETS - 100.0%				$138,554,726

See Notes to Schedule of Investments.

14	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2023, the Fund held TBA securities with a total cost of $1,500,000.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $6,977,965 and the cost was $6,977,965 (Note 2).

Abbreviation(s) used in this schedule:

CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
Re-REMIC	—	Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

At March 31, 2023, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE**
Nomura Securities Inc.	6.644%	1/18/2023	10/4/2024	$1,099,000	Residential Mortgage- Backed Securities	$1,280,862

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2023

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE**
Nomura Securities Inc.	6.669%	1/17/2023	4/14/2023	$273,000	Asset-Backed Securities	$335,308
Nomura Securities Inc.	6.669%	1/17/2023	4/14/2023	90,542,000	Residential Mortgage- Backed Securities	110,958,592

				$91,914,000		$112,574,762

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	56	3/24	$13,321,818	$13,398,000	$76,182
U.S. Treasury 5-Year Notes	7	6/23	753,098	766,555	13,457

					89,639

Contracts to Sell:
3-Month SOFR	56	3/25	13,451,310	13,562,500	(111,190)
U.S. Treasury 2-Year Notes	169	6/23	34,532,082	34,890,578	(358,496)
U.S. Treasury 10-Year Notes	7	6/23	800,394	804,453	(4,059)
U.S. Treasury Long-Term Bonds	20	6/23	2,516,410	2,623,125	(106,715)
U.S. Treasury Ultra 10-Year Notes	30	6/23	3,511,224	3,634,219	(122,995)
U.S. Treasury Ultra Long- Term Bonds	6	6/23	817,779	846,750	(28,971)

					(732,426)

Net unrealized depreciation on open futures contracts					$(642,787)

Abbreviation(s) used in this table:

SOFR	—	Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

17

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$147,147,937	—	$147,147,937
Commercial Mortgage-Backed Securities	—	59,708,101	$1,499,988	61,208,089
Asset-Backed Securities	—	14,368,280	—	14,368,280
Convertible Bonds & Notes	—	2,756,193	—	2,756,193
Corporate Bonds & Notes	—	1,017,919	—	1,017,919

Total Long-Term Investments	—	224,998,430	1,499,988	226,498,418

Short-Term Investments†	$6,977,965	—	—	6,977,965

Total Investments	$6,977,965	$224,998,430	$1,499,988	$233,476,383

Other Financial Instruments:
Futures Contracts††	$89,639	—	—	$89,639

Total	$7,067,604	$224,998,430	$1,499,988	$233,566,022

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$732,426	—	—	$732,426

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

19

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2022	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases
Commercial Mortgage-Backed Securities	$1,499,556	—	—	$432	—

Total	$1,499,556	—	—	$432	—

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023	Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2023
Commercial Mortgage-Backed Securities	—	—	—	$1,499,988	$432

Total	—	—	—	$1,499,988	$432

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 03/31/23 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Commercial Mortgage- Backed Securities	$1,500	Discounted Cash Flow Method	Yield	11.79%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

20

Notes to Schedule of Investments (unaudited) (cont’d)

all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

		Purchased		Sold
	Affiliate Value at December 31, 2022					Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,367,941	$24,053,082	24,053,082	$20,443,058	20,443,058	—	$175,406	—	$6,977,965

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